Discontinued Operations - Summary of Assets and Liabilities Held For Sale (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Intangible assets	$ 671		$ 718	$ 1,854	$ 1,584
Property, plant, and equipment	54,681		63,621	$ 78,846	$ 71,673
Right-of-use assets	38,060		44,275
Other current assets	7,722		9,078
Cash and cash equivalents	136,708		89,789
Total assets held for sale	0		21,768
Non-current lease debts	42,948		49,358
Current financial liabilities	5,289		5,088
Current lease debts	8,502		7,872
Trade payables	19,069		21,456
Other current liabilities	10,219		13,179
Total liabilities related to asset held for sale	0		14,864
Calyxt Inc [Member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Intangible assets	0	$ 697	697
Property, plant, and equipment	0	4,118	4,110
Right-of-use assets	0	13,139	13,263
Other non-current assets	0	0	0
Other current assets	0	119	272
Cash and cash equivalents	0	1,642	3,427
Total assets held for sale	0	19,714	21,768
Non-current lease debts	0	13,140	13,387
Other non-current liabilities	0	0	0
Current financial liabilities	0	5,647	267
Current lease debts	0	406	463
Trade payables	0	4,097	747
Other current liabilities	0	301	0
Total liabilities related to asset held for sale	0	23,592	14,864
Net assets held for sale	$ 0	$ (3,878)	$ 6,903